RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Capital Nature [Member] | Honest Best [Member]
Related Party Transaction	$ 0	[1],[2]	$ 61,570	[1],[2]
Capital Nature [Member] | Hebei Kaiyuan [Member]
Related Party Transaction	65,037	[3],[4]	63,354	[3],[4]
Capital Nature [Member] | Hebei Kaiyuan One [Member]
Related Party Transaction	0	[1],[4]	163,738	[1],[4]
Capital Nature [Member] | Kaiyuan Shengrong [Member]
Related Party Transaction	3,173	[4],[5]	3,057	[4],[5]
Capital Nature [Member] | Kaiyuan Shengrong One [Member]
Related Party Transaction	3,173	[4],[6]	3,057	[4],[6]
Capital Nature [Member] | Ruituo [Member]
Related Party Transaction	0	[1],[7]	69,795	[1],[7]
Capital Nature [Member] | Beijing Wantong Longxin Auto Trading Co., Ltd. [Member]
Related Party Transaction	0	[1],[8]	78,815	[1],[8]
Trading Nature [Member] | Honest Best [Member]
Related Party Transaction	58	[2],[9]	620	[2],[9]
Trading Nature [Member] | Hebei Kaiyuan [Member]
Related Party Transaction	43	[4],[9]	0	[4],[9]
Trading Nature [Member] | Kaiyuan Shengrong [Member]
Related Party Transaction	131	[4],[9]	94	[4],[9]
Trading Nature [Member] | Ruituo [Member]
Related Party Transaction	152,979	[10],[7]	208,583	[10],[7]
Trading Nature [Member] | Ruituo One [Member]
Related Party Transaction	279	[7],[9]	0	[7],[9]
Trading Nature [Member] | Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited, ("Beiguo") [Member]
Related Party Transaction	0	[10],[11]	135	[10],[11]
Trading Nature [Member] | Beiguo [Member]
Related Party Transaction	$ 0	[11],[9]	$ 610	[11],[9]

[1]	Loan provided to the Company during the period.
[2]	Parent company of AutoChina and entity controlled by Mr. Li.
[3]	Bank loan guarantee provided by the affiliates to the Company.
[4]	Entity controlled by Mr. Li.
[5]	Bank loan guarantee provided by the Company to the affiliate.
[6]	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
[7]	Entity controlled by Mr. Li’s brother.
[8]	Entity in which Mr. Li’s brother holds a 40% equity interest.
[9]	Interest expenses incurred by the Company during the period.
[10]	Sale of automobiles to the Company, including VAT, during the period.
[11]	Entity in which Mr. Li and Mr. Thomas Luen-Hung Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.